ALPHA HEDGED STRATEGIES FUND

Summary Prospectus

April 30, 2010

Ticker Symbol:
No Load Shares	ALPHX
Class C Shares	APHCX

Before you invest, you may want to review the Alpha Hedged Strategies Fund’s (“Alpha” or the “Fund”) prospectus, which contains more information about the Fund and its risks.  The current statutory prospectus and statement of additional information dated April 30, 2010, are incorporated by reference into this Summary Prospectus.  You can find the Fund’s prospectus and other information about the Fund online at http://www.hatterasmutualfunds.com/literature.lasso.  You can also get this information at no cost by calling 1-877-569-2382 or by sending an email request to subscriptions@hatterasfunds.com.

Investment Objective
Alpha seeks to achieve consistent returns with low correlation to traditional financial market indices while maintaining a high correlation to the Hedge Fund Research, Inc. (“HFRI”) Fund of Funds Composite Index.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	No Load	Class C
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		No Load		Class C
Management Fees		None		None
Distribution and Service (Rule 12b-1) Fees		None		1.00%
Other Expenses (includes Shareholder Services Fee, Operating Services Fee and Interest Expense and Dividends on Short Positions)		2.97%		2.72%
Shareholder Services Fee	0.25%		0.00%
Operating Services Fee	0.74%		0.74%
Interest Expense and Dividends on Short Positions	1.98%		1.98%
Acquired Fund Fees and Expenses		3.00%		3.00%
Total Annual Fund Operating Expenses		5.97%		6.72%

ONE

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
No Load	$594	$1,765	$2,913	$5,688
Class C	$666	$1,964	$3,218	$6,170

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

TWO

Principal Investment Strategies
As a mutual fund of funds, the Fund pursues its investment objective by investing in other affiliated mutual funds (“Underlying Funds”).  Alpha invests its assets with a weighting in the Underlying Funds consistent with its objective of achieving consistent returns with low correlation to traditional financial market indices such as the S&P 500® Index, while maintaining a high correlation to the HFRI Fund of Funds Composite Index.

The Fund is classified as non-diversified.  A non-diversified investment company may invest in the securities of fewer issuers than diversified portfolio funds at any one time.  However, through its investments in multiple Underlying Funds, the Fund is expected to indirectly own a diversified portfolio.  The Fund’s strategy to achieve its objective is to invest, indirectly through its investment in the Underlying Funds, at least 80% of its assets in publicly traded securities that afford strategic and tactical opportunities to employ hedged strategies.

Other than assets temporarily invested for defensive purposes, the Fund’s assets will be invested in the Underlying Funds and not in equity, debt or derivative securities directly.  The investment policies and restrictions with regard to investments and the associated risks set forth below and throughout this prospectus are those of the Underlying Funds and are applicable to the Fund as a result of the Fund’s investment in the Underlying Funds.  The Fund’s performance and ability to achieve its objective relies on that of the Underlying Funds in which it invests.

The Fund has no policy with respect to the capitalization of issuers in which it may invest and thus may invest in securities of all market capitalizations (small, mid and large capitalization companies).  These securities may include common and preferred stock, and other debt instruments including convertible debt, options and futures, as well as privately negotiated options.  The Fund is not limited by maturity, duration or credit quality when investing in debt instruments.

The Fund may take temporary defensive positions in high quality, U.S. short-term debt securities or other money market instruments in response to adverse market, economic, political or other conditions.  The Fund may invest in foreign securities, depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements.  In connection with certain hedged strategies pursued by the Underlying Funds, their investments may be in foreign securities.  The Fund may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities.  While the Fund may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities.  The Underlying Funds may also invest up to 100% of their assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange-traded funds (“ETFs”).

THREE

Hatteras Alternative Mutual Funds, LLC (the “Advisor”) seeks to utilize multiple Underlying Funds, rather than a single portfolio, that employ various investment strategies whose performance is not correlated with major financial market indices.  Each Underlying Fund is an affiliated registered investment company that is not publicly offered.  The Advisor believes that the use of such Underlying Funds may mitigate losses in generally declining markets because the Funds will be invested in multiple Underlying Funds each managed by one or more sub-advisors utilizing non-correlated strategies.  However, there can be no assurance that losses will be avoided.  Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets.  During such periods, certain hedging strategies may cease to function as anticipated.  Brief descriptions of the major absolute return strategies to be employed by the Underlying Funds are included in the list below.

•	Long/Short Equity - This strategy employs long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempts to achieve capital appreciation.

•
Market Neutral Equity - This strategy is designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market and attempts to achieve capital appreciation.

•
Relative Value - This strategy is designed to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities and attempts to achieve current income, capital preservation and capital appreciation.

•	Event Driven - This strategy is designed to invest in securities whose prices are or will be impacted by a corporate event and attempts to achieve capital appreciation.

FOUR

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund.  The following additional risks could affect the value of your investment:

•
Aggressive Investment Risks:  The Underlying Funds may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. Although many of the Underlying Funds use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Underlying Funds may use long only or short only strategies. The strategies employed by the Fund generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent returns will be achieved.

•
Arbitrage Trading Risks: The principal risk associated with the Underlying Funds’ arbitrage investment strategies is that the underlying relationships between securities in which the Underlying Funds take investment positions may change in an adverse manner, in which case the Underlying Funds may realize losses.

•
Short Sale/Put and Call Options Risks: The Underlying Funds may engage in various hedging practices, which entail substantial risks. For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. If an acquisition is called off or otherwise not completed, each Underlying Fund may realize losses on the shares of the target company it acquired and on its short position in the acquirer’s securities. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when an Underlying Fund desires.

•
Derivative Securities Risks: The Underlying Funds may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Underlying Funds and therefore the Funds. The Underlying Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Underlying Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FIVE

•
Options and Futures Risks: The Underlying Funds may invest in options and futures contracts. The Underlying Funds also may invest in so-called “synthetic options” or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over the counter market. When options are purchased over the counter, the Underlying Funds bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Underlying Funds may have difficulty closing out their positions. To read about additional information concerning this particular risk, please see “Options and Futures Risks” in “Additional Investment Risks” below.

•
Smaller Capitalization Risks: The Underlying Funds may invest in securities without regard to market capitalization. Investments in securities of smaller companies may be subject to more abrupt or erratic market movements then larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt—also known as “high-yield bonds” and “junk bonds”—have a higher risk of default and tend to be less liquid than higher-rated securities.

•
Interest Rate Risk: Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

SIX

•
Swap Agreement Risks: The Underlying Funds may enter into equity, interest rate, index, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

•
Foreign Securities Risks: The Underlying Funds may invest in foreign securities, foreign currency contracts and depository receipts relating to foreign securities. Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Underlying Funds to developing country financial markets may involve greater risk than a portfolio that invests only in developed country financial markets.

•
Non-Diversification Risk: A fund that is a non-diversified investment company means that more of a fund’s assets may be invested in the securities of a single issuer than a diversified investment company.  This may make the value of a fund’s shares more susceptible to certain risk than shares of a diversified investment company.  As a non-diversified fund, the Fund has greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

SEVEN

Performance
The following performance information indicates some of the risks of investing in the Fund.  The bar chart illustrates the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year.  The table illustrates how the Fund’s average annual returns for 1 and 5 years and since inception compared with those of a broad measure of market performance.  The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information is available by calling the Fund toll-free at 1-877-569-2382.

Calendar Year Total Returns
As of December 31, 2009

During the period of time shown in the bar chart, the Fund’s No Load shares’ highest quarterly return was 10.05% for the quarter ended June 30, 2009, and the lowest quarterly return was -18.65% for the quarter ended December 31, 2008.

EIGHT

Average Annual Total Returns
For the Periods Ended December 31, 2009
No Load Shares	One Year	Five Year	Since Inception(1)	Since Inception(2)
Return Before Taxes	18.95%	-0.21%	2.20%	N/A
Return After Taxes on Distributions	16.51%	-1.12%	1.56%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	12.32%	-0.60%	1.59%	N/A
Class C Shares
Return Before Taxes	18.13%	N/A	N/A	-3.53%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	6.17%	-1.61%
HFRI Fund of Funds Composite Index (reflects no deduction for fees, expenses, or taxes)	11.16%	2.72%	4.56%	0.67%
HFRI Fund of Funds Conservative Index(3) (reflects no deduction for fees, expenses, or taxes)	9.46%	1.63%	3.44%	-0.45%
Barclays Capital Aggregate Bond Index(3) (reflects no deduction for fees, expenses, or taxes)	5.93%	4.97%	4.82%	6.39%
90-day Treasury bill(3) (reflects no deduction for fees, expenses, or taxes)	0.14%	2.80%	2.31%	2.36%
(1)	No Load Shares commenced operations on September 23, 2002.
(2)	Class C Shares commenced operations on August 1, 2006.
(3)
The HFRI Fund of Funds Composite Index is a broader based, more diversified Fund of Funds Index that encompasses a more representative sample of strategies utilized in the Fund than the HFRI Fund of Funds Conservative Index, Barclays Capital Aggregate Bond Index and 90 Day T-Bill and therefore, the Fund is discontinuing the use of these indices.

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Management
Investment Advisor:  Hatteras Alternative Mutual Funds, LLC is the investment advisor of the Fund.

NINE

Portfolio Managers:  The Fund is managed by a team of portfolio managers.

Portfolio Managers	Years of Service with the Fund	Primary Title
Michael P. Hennen, CFA	0.5	Director of Public Investments
Robert Murphy, CFA, FRM, CAIA	0.5	Director of Risk Management
Michael E. Portnoy	8	Vice President of Public Investments
Mark R. Tonucci	8	Vice President of Public Investments
Lee W. Schultheis	8	President, Mutual Funds Division

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Alpha Hedged Strategies Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-877-569-2382, or through a financial intermediary.  Investors who wish to purchase or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Regular	$10,000	$250
Retirement Accounts	$10,000	$250
Automatic Investment Plan	$10,000	$100

You may invest in the Funds through brokers or agents who have entered into selling agreements with the Fund’s distributor.  The brokers or agents may set their own initial and subsequent investment minimums.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

TEN